SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	June 30, 2012	June 30, 2012	June 30, 2011

Cash paid during the period for:
Interest	$243,638	$1,702	$-
Income taxes	$-	$-	$-

	Cumulative amounts
	from the beginning of
	the exploration stage
	on January 1, 2003 to
	December 31, 2011	2011	2010

Cash paid during the period for:
Interest	$187,362	$—	$—
Income taxes	$—	$—	$—